UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-06457

        Nuveen Premier Insured Municipal Income Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Premier Insured Municipal Income Fund, Inc. (NIF)
	January 31, 2008
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Alabama – 1.1% (0.8% of Total Investments)
$ 3,200	Auburn, Alabama, General Obligation Warrants, Series 2005, 5.000%, 8/01/30 – AMBAC Insured	8/15 at 100.00	AAA	$3,301,920

	Arizona – 2.9% (1.9% of Total Investments)
4,370	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Series	7/15 at 100.00	AAA	4,478,245
	2005, 4.750%, 7/01/25 – MBIA Insured
5,000	Phoenix, Arizona, Civic Improvement Revenue Bonds, Civic Plaza, Series 2005B, 0.000%,	No Opt. Call	Aaa	3,962,750
	7/01/40 – FGIC Insured

9,370	Total Arizona			8,440,995

	Arkansas – 1.5% (1.0% of Total Investments)
4,020	Northwest Community College District, Arkansas, General Obligation Bonds, Series 2005, 5.000%,	5/15 at 100.00	AAA	4,239,251
	5/15/23 – AMBAC Insured

	California – 32.1% (20.8% of Total Investments)
	ABAG Finance Authority for Non-Profit Corporations, California, Insured Certificates of
	Participation, Children’s Hospital Medical Center of Northern California, Series 1999:
6,750	5.875%, 12/01/19 (Pre-refunded 12/01/09) – AMBAC Insured	12/09 at 101.00	AAA	7,267,455
10,000	6.000%, 12/01/29 (Pre-refunded 12/01/09) – AMBAC Insured	12/09 at 101.00	AAA	10,789,000
1,000	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	12/14 at 100.00	AAA	1,041,010
	Series 2005AC, 5.000%, 12/01/26 – MBIA Insured
1,250	California Pollution Control Financing Authority, Remarketed Revenue Bonds, Pacific Gas and	4/11 at 102.00	AAA	1,326,825
	Electric Company, Series 1996A, 5.350%, 12/01/16 – MBIA Insured (Alternative Minimum Tax)
4,775	Clovis Unified School District, Fresno County, California, General Obligation Bonds, Series	No Opt. Call	Aaa	1,998,338
	2001A, 0.000%, 8/01/25 – FGIC Insured
1,005	Folsom Cordova Unified School District, Sacramento County, California, General Obligation	10/14 at 100.00	AAA	1,060,004
	Bonds, School Facilities Improvement District 2, Series 2004B, 5.000%, 10/01/26 – FSA Insured
1,150	Kern Community College District, California, General Obligation Bonds, Series 2006, 0.000%,	No Opt. Call	AAA	558,314
	11/01/23 – FSA Insured
50	Kern County Housing Authority, California, GNMA Guaranteed Tax-Exempt Mortgage Obligation	No Opt. Call	AAA	51,926
	Bonds, Series 1994A-I, 7.150%, 12/30/24 (Alternative Minimum Tax)
35	Kern County Housing Authority, California, GNMA Guaranteed Tax-Exempt Mortgage Obligation	No Opt. Call	AAA	36,438
	Bonds, Series 1994A-III, 7.450%, 6/30/25 (Alternative Minimum Tax)
4,365	La Verne-Grand Terrace Housing Finance Agency, California, Single Family Residential Mortgage	No Opt. Call	AAA	5,847,398
	Revenue Bonds, Series 1984A, 10.250%, 7/01/17 (ETM)
5,000	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue	No Opt. Call	AAA	6,649,350
	Refunding Bonds, Redevelopment Project 1, Series 1995, 7.400%, 8/01/25 – MBIA Insured
8,880	Pomona, California, GNMA/FHLMC Collateralized Single Family Mortgage Revenue Refunding Bonds,	No Opt. Call	AAA	11,761,294
	Series 1990B, 7.500%, 8/01/23 (ETM)
11,470	San Bernardino County, California, GNMA Mortgage-Backed Securities Program Single Family Home	No Opt. Call	AAA	13,509,135
	Mortgage Revenue Bonds, Series 1988A, 8.300%, 9/01/14 (Alternative Minimum Tax) (ETM)
9,685	San Bernardino, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage	No Opt. Call	AAA	12,596,505
	Revenue Refunding Bonds, Series 1990A, 7.500%, 5/01/23 (ETM)
4,300	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco	5/11 at 100.00	AAA	4,413,047
	International Airport, Second Series 2001, Issue 27A, 5.125%, 5/01/19 – MBIA Insured
	(Alternative Minimum Tax)
2,000	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/14 at 100.00	AAA	2,119,900
	Project, Series 2004A, 5.250%, 8/01/19 – MBIA Insured
4,475	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	AAA	4,005,215
	Project Series 2006C, 4.250%, 8/01/30 – MBIA Insured (UB)
4,455	San Mateo County Community College District, California, General Obligation Bonds, Series	No Opt. Call	AAA	2,434,034
	2006B, 0.000%, 9/01/21 – MBIA Insured
1,815	University of California, General Revenue Bonds, Series 2005G, 4.750%, 5/15/31 – MBIA Insured	5/13 at 101.00	AAA	1,811,080
3,600	Ventura County Community College District, California, General Obligation Bonds, Series 2005B,	8/15 at 100.00	AAA	3,744,864
	5.000%, 8/01/28 – MBIA Insured

86,060	Total California			93,021,132

	Colorado – 9.3% (6.0% of Total Investments)
1,500	Adams and Arapahoe Counties Joint School District 28J, Aurora, Colorado, General Obligation	12/13 at 100.00	AAA	1,639,530
	Bonds, Series 2003A, 5.125%, 12/01/21 – FSA Insured
2,500	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2002E,	11/12 at 100.00	Aaa	2,613,550
	5.500%, 11/15/18 – FGIC Insured (Alternative Minimum Tax)
6,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000A, 5.750%, 9/01/29	9/10 at 102.00	AAA	6,613,560
	(Pre-refunded 9/01/10) – MBIA Insured
20,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%,	No Opt. Call	AAA	5,584,000
	9/01/30 – MBIA Insured
4,405	Garfield, Eagle and Pitkin Counties School District RE-1, Roaring Fork, Colorado, General	12/14 at 100.00	AAA	4,644,192
	Obligation Bonds, Series 2005A, 5.000%, 12/15/24 – FSA Insured
2,065	Jefferson County School District R1, Colorado, General Obligation Bonds, Series 2004, 5.000%,	12/14 at 100.00	AAA	2,177,130
	12/15/24 – FSA Insured
1,390	Teller County School District RE-2, Woodland Park, Colorado, General Obligation Bonds, Series	12/14 at 100.00	AAA	1,477,097
	2004, 5.000%, 12/01/22 – MBIA Insured
1,000	University of Colorado, Enterprise System Revenue Bonds, Series 2002A, 5.000%, 6/01/19	6/12 at 100.00	Aaa	1,096,340
	(Pre-refunded 6/01/12) – FGIC Insured
1,000	University of Colorado, Enterprise System Revenue Bonds, Series 2005, 5.000%, 6/01/30 –	6/15 at 100.00	Aaa	1,016,810
	FGIC Insured

39,860	Total Colorado			26,862,209

	District of Columbia – 0.2% (0.1% of Total Investments)
665	Washington Convention Center Authority, District of Columbia, Senior Lien Dedicated Tax	10/16 at 100.00	AAA	544,682
	Revenue Bonds, Series 2007, Residuals 1606, 7.094%, 10/01/30 – AMBAC Insured (IF)

	Florida – 3.7% (2.4% of Total Investments)
2,285	Florida Municipal Loan Council, Revenue Bonds, Series 2005A, 5.000%, 2/01/23 – MBIA Insured	2/15 at 100.00	AAA	2,402,655
1,500	JEA, Florida, Water and Sewerage System Revenue Bonds, Series 2004A, 5.000%, 10/01/19 –	10/13 at 100.00	Aaa	1,607,895
	FGIC Insured
4,240	Reedy Creek Improvement District, Florida, Utility Revenue Bonds, Series 2003-1, 5.250%,	10/13 at 100.00	AAA	4,677,102
	10/01/17 – MBIA Insured
2,000	Tallahassee, Florida, Energy System Revenue Bonds, Series 2005, 5.000%, 10/01/28 – MBIA Insured	10/15 at 100.00	AAA	2,066,080

10,025	Total Florida			10,753,732

	Georgia – 3.4% (2.2% of Total Investments)
2,950	Atlanta, Georgia, Airport General Revenue Bonds, Series 2004G, 5.000%, 1/01/25 – FSA Insured	1/15 at 100.00	AAA	3,046,465
6,500	Medical Center Hospital Authority, Georgia, Revenue Anticipation Certificates, Columbus	8/09 at 102.00	AAA	6,788,340
	Regional Healthcare System, Inc. Project, Series 1999, 5.500%, 8/01/25 – MBIA Insured

9,450	Total Georgia			9,834,805

	Hawaii – 3.8% (2.4% of Total Investments)
2,250	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric	1/09 at 101.00	AAA	2,311,740
	Company Inc., Series 1999D, 6.150%, 1/01/20 – AMBAC Insured (Alternative Minimum Tax)
8,030	Hawaii Department of Transportation, Airport System Revenue Refunding Bonds, Series 2000B,	7/10 at 101.00	Aaa	8,544,402
	6.500%, 7/01/15 – FGIC Insured (Alternative Minimum Tax)

10,280	Total Hawaii			10,856,142

	Illinois – 17.6% (11.4% of Total Investments)
4,000	Bridgeview, Illinois, General Obligation Bonds, Series 2002, 5.000%, 12/01/22 – FGIC Insured	12/12 at 100.00	Aaa	4,204,520
8,200	Chicago Board of Education, Illinois, General Obligation Lease Certificates, Series 1992A,	No Opt. Call	AAA	9,375,142
	6.250%, 1/01/15 – MBIA Insured
10,000	Chicago, Illinois, General Obligation Refunding Bonds, Series 2000D, 5.500%, 1/01/35 –	1/10 at 101.00	Aaa	10,417,300
	FGIC Insured
1,450	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/16 at 100.00	AAA	1,504,578
	Series 2005A, 5.250%, 1/01/24 – MBIA Insured
23,110	Illinois Development Finance Authority, Local Government Program Revenue Bonds, Kane, Cook and	No Opt. Call	Aaa	16,665,774
	DuPage Counties School District U46 – Elgin, Series 2002, 0.000%, 1/01/17 – FSA Insured
2,500	Illinois Municipal Electric Agency, Power Supply System Revenue Bonds, Series 2007A, 5.000%,	2/17 at 100.00	Aaa	2,522,550
	2/01/35 – FGIC Insured
5,010	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	No Opt. Call	AAA	2,717,023
	Expansion Project, Series 1996A, 0.000%, 12/15/21 – MBIA Insured
3,225	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties,	No Opt. Call	AAA	3,511,928
	Illinois, General Obligation Bonds, Series 1992A, 9.000%, 6/01/09 – AMBAC Insured

57,495	Total Illinois			50,918,815

	Indiana – 3.7% (2.4% of Total Investments)
2,130	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 –	1/17 at 100.00	AAA	2,152,046
	MBIA Insured
	Indiana University, Parking Facility Revenue Bonds, Series 2004:
1,015	5.250%, 11/15/19 – AMBAC Insured	11/14 at 100.00	AAA	1,105,640
1,060	5.250%, 11/15/20 – AMBAC Insured	11/14 at 100.00	AAA	1,146,475
1,100	5.250%, 11/15/21 – AMBAC Insured	11/14 at 100.00	AAA	1,179,486
9,255	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E, 0.000%, 2/01/25 –	No Opt. Call	AAA	4,037,309
	AMBAC Insured
1,000	Metropolitan School District Steuben County K-5 Building Corporation, Indiana, First Mortgage	7/14 at 102.00	AAA	1,094,670
	Bonds, Series 2003, 5.250%, 1/15/21 – FSA Insured

15,560	Total Indiana			10,715,626

	Iowa – 1.2% (0.8% of Total Investments)
3,345	Ames, Iowa, Hospital Revenue Refunding Bonds, Mary Greeley Medical Center, Series 2003,	6/13 at 100.00	Aaa	3,523,623
	5.000%, 6/15/17 – AMBAC Insured

	Kansas – 1.0% (0.7% of Total Investments)
2,760	Neosho County Unified School District 413, Kansas, General Obligation Bonds, Series 2006,	9/14 at 100.00	Aaa	2,864,052
	5.000%, 9/01/31 – FSA Insured

	Louisiana – 2.8% (1.9% of Total Investments)
1,000	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series	7/14 at 100.00	AAA	1,043,340
	2004, 5.250%, 7/01/24 – MBIA Insured
7,160	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006, 4.750%, 5/01/39 –	5/16 at 100.00	AAA	7,166,802
	FSA Insured (UB)

8,160	Total Louisiana			8,210,142

	Maryland – 2.2% (1.4% of Total Investments)
1,200	Maryland Economic Development Corporation, Student Housing Revenue Refunding Bonds, University	6/16 at 100.00	AAA	1,179,624
	of Maryland College Park Projects, Series 2006, 5.000%, 6/01/28 – CIFG Insured
5,000	Maryland Transportation Authority, Airport Parking Revenue Bonds, Baltimore-Washington	3/12 at 101.00	AAA	5,143,300
	International Airport Passenger Facility, Series 2002B, 5.125%, 3/01/21 – AMBAC Insured
	(Alternative Minimum Tax)

6,200	Total Maryland			6,322,924

	Massachusetts – 1.8% (1.2% of Total Investments)
4,400	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A,	8/15 at 100.00	AAA	4,700,696
	5.000%, 8/15/23 – FSA Insured
575	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2007, Residual Trust	2/17 at 100.00	AAA	533,980
	7039, 8.712%, 8/01/46 – FSA Insured (IF)

4,975	Total Massachusetts			5,234,676

	Michigan – 3.7% (2.4% of Total Investments)
6,500	Michigan Higher Education Student Loan Authority, Revenue Bonds, Series 2000 XII-T, 5.300%,	No Opt. Call	AAA	6,821,165
	9/01/10 – AMBAC Insured (Alternative Minimum Tax)
3,810	Michigan Housing Development Authority, GNMA Collateralized Limited Obligation Multifamily	8/12 at 102.00	Aaa	3,852,634
	Housing Revenue Bonds, Cranbrook Apartments, Series 2001A, 5.500%, 2/20/43 (Alternative
	Minimum Tax)

10,310	Total Michigan			10,673,799

	Minnesota – 1.8% (1.2% of Total Investments)
4,860	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds,	1/11 at 100.00	Aaa	5,067,959
	Series 2001B, 5.750%, 1/01/15 – FGIC Insured (Alternative Minimum Tax)
145	Minnesota Housing Finance Agency, Rental Housing Bonds, Series 1995D, 5.950%, 2/01/18 –	2/08 at 100.00	AAA	145,405
	MBIA Insured

5,005	Total Minnesota			5,213,364

	Missouri – 0.7% (0.5% of Total Investments)
2,000	Missouri Western State College, Auxiliary System Revenue Bonds, Series 2003, 5.000%,	10/13 at 100.00	AAA	2,128,980
	10/01/21 – MBIA Insured

	Nevada – 4.2% (2.7% of Total Investments)
2,100	Clark County, Nevada, General Obligation Bank Bonds, Southern Nevada Water Authority Loan,	12/12 at 100.00	AAA	2,139,543
	Series 2002, 5.000%, 6/01/32 – MBIA Insured
900	Clark County, Nevada, General Obligation Bank Bonds, Southern Nevada Water Authority Loan,	12/12 at 100.00	Aaa	995,625
	Series 2002, 5.000%, 6/01/32 (Pre-refunded 12/01/12) – MBIA Insured
160	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas	No Opt. Call	AAA	44,971
	Monorail Project, First Tier, Series 2000, 0.000%, 1/01/28 – AMBAC Insured
7,990	Reno, Nevada, Senior Lien Sales and Room Tax Revenue Bonds, Reno Transportation Rail Access	6/12 at 100.00	AAA	8,834,144
	Corridor Project, Series 2002, 5.250%, 6/01/41 (Pre-refunded 6/01/12) – AMBAC Insured

11,150	Total Nevada			12,014,283

	New Jersey – 1.2% (0.7% of Total Investments)
	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge,
	Series 2004A:
1,200	5.000%, 7/01/22 – MBIA Insured	7/14 at 100.00	AAA	1,256,220
1,200	5.000%, 7/01/23 – MBIA Insured	7/14 at 100.00	AAA	1,251,408
800	Rutgers State University, New Jersey, Certificates of Participation, Lower Georges Street	1/14 at 100.00	AAA	831,704
	University Redevelopment Associates LLC, Series 2004, 5.000%, 1/01/24 – AMBAC Insured

3,200	Total New Jersey			3,339,332

	New York – 6.7% (4.3% of Total Investments)
1,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	Aaa	1,051,740
	Hospital, Series 2004, 5.000%, 8/01/23 – FGIC Insured
20	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Driver Trust 1649, 2006,	2/17 at 100.00	AAA	17,295
	6.915%, 2/15/47 – MBIA Insured (IF)
2,125	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	AAA	2,029,205
	2/15/47 – MBIA Insured (UB)
5,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A,	6/16 at 100.00	Aaa	5,104,200
	5.000%, 12/01/25 – FGIC Insured
10,000	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,	11/12 at 100.00	AAA	11,179,900
	Series 2002F, 5.250%, 11/15/27 (Pre-refunded 11/15/12) – MBIA Insured

18,145	Total New York			19,382,340

	North Carolina – 2.2% (1.4% of Total Investments)
3,100	North Carolina Medical Care Commission, FHA-Insured Mortgage Revenue Bonds, Betsy Johnson	10/13 at 100.00	AAA	3,206,578
	Regional Hospital Project, Series 2003, 5.125%, 10/01/32 – FSA Insured
3,050	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Series 2005A, 5.000%,	5/15 at 100.00	Aaa	3,142,293
	5/01/22 – AMBAC Insured

6,150	Total North Carolina			6,348,871

	Ohio – 1.8% (1.2% of Total Investments)
820	Cincinnati City School District, Hamilton County, Ohio, General Obligation Bonds, Series 2006,	No Opt. Call	Aaa	925,444
	5.250%, 12/01/22 – FGIC Insured
4,600	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series 2006, 4.250%, 12/01/32 –	12/16 at 100.00	Aaa	4,329,796
	AMBAC Insured (UB)

5,420	Total Ohio			5,255,240

	Oklahoma – 1.6% (1.0% of Total Investments)
3,500	Oklahoma Capitol Improvement Authority, State Facilities Revenue Bonds, Series 2005F, 5.000%,	7/15 at 100.00	AAA	3,675,595
	7/01/24 – AMBAC Insured
770	Oklahoma Housing Finance Agency, GNMA Collateralized Single Family Mortgage Revenue Bonds,	No Opt. Call	AAA	837,337
	Series 1987A, 7.997%, 8/01/18 (Alternative Minimum Tax)

4,270	Total Oklahoma			4,512,932

	Oregon – 4.2% (2.7% of Total Investments)
	Oregon Health Sciences University, Revenue Bonds, Series 2002A:
5,000	5.000%, 7/01/26 – MBIA Insured	1/13 at 100.00	AAA	5,128,950
7,000	5.000%, 7/01/32 – MBIA Insured	1/13 at 100.00	AAA	7,121,660

12,000	Total Oregon			12,250,610

	Pennsylvania – 3.3% (2.1% of Total Investments)
1,500	Allegheny County Sanitary Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2005A,	12/15 at 100.00	AAA	1,588,035
	5.000%, 12/01/23 – MBIA Insured
4,000	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Series 2006A,	6/16 at 100.00	AAA	4,212,760
	5.000%, 6/01/26 – FSA Insured
2,680	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of Philadelphia,	12/16 at 100.00	AAA	2,673,970
	Series 2006B, 4.500%, 6/01/32 – FSA Insured (UB)
1,050	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/26 –	6/16 at 100.00	AAA	1,096,841
	AMBAC Insured

9,230	Total Pennsylvania			9,571,606

	Puerto Rico – 2.3% (1.5% of Total Investments)
2,500	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/22 –	7/15 at 100.00	Aaa	2,589,950
	FGIC Insured
1,000	Puerto Rico Municipal Finance Agency, Series 2005C, 5.250%, 8/01/21 – CIFG Insured	No Opt. Call	AAA	1,065,760
5,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	Aaa	785,900
	8/01/42 – FGIC Insured
2,000	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA,	No Opt. Call	AAA	2,255,160
	5.500%, 7/01/17 – MBIA Insured

10,500	Total Puerto Rico			6,696,770

	Tennessee – 3.7% (2.4% of Total Investments)
3,000	Blount County Public Building Authority, Tennessee, Local Government Improvement Loans, Oak	6/15 at 100.00	Aaa	3,152,850
	Ridge General Obligation, 2005 Series B9A, Variable Rate Demand Obligations, 5.000%, 6/01/24 –
	AMBAC Insured
2,055	Memphis, Tennessee, Sanitary Sewerage System Revenue Bonds, Series 2004, 5.000%, 10/01/22 –	10/14 at 100.00	AAA	2,205,673
	FSA Insured
5,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board,	11/09 at 101.00	AAA	5,381,200
	Tennessee, Revenue Bonds, Ascension Health Credit Group, Series 1999A, 6.000%, 11/15/30
	(Pre-refunded 11/15/09) – AMBAC Insured

10,055	Total Tennessee			10,739,723

	Texas – 10.5% (6.8% of Total Investments)
12,500	Dallas-Ft. Worth International Airport, Texas, Joint Revenue Refunding and Improvement Bonds,	11/09 at 100.00	Aaa	12,628,748
	Series 2001A, 5.500%, 11/01/35 – FGIC Insured (Alternative Minimum Tax)
	North Harris County Regional Water Authority, Texas, Senior Water Revenue Bonds, Series 2003:
4,565	5.250%, 12/15/20 – FGIC Insured	12/13 at 100.00	Aaa	4,854,649
4,800	5.250%, 12/15/21 – FGIC Insured	12/13 at 100.00	Aaa	5,078,832
7,600	San Antonio, Texas, Airport System Improvement Revenue Bonds, Series 2001, 5.375%, 7/01/16 –	7/11 at 101.00	Aaa	7,931,056
	FGIC Insured (Alternative Minimum Tax)

29,465	Total Texas			30,493,285

	Washington – 17.5% (11.3% of Total Investments)
5,000	Chelan County Public Utility District 1, Washington, Hydro Consolidated System Revenue Bonds,	7/11 at 101.00	AAA	5,199,801
	Series 2001B, 5.600%, 1/01/36 – MBIA Insured (Alternative Minimum Tax)
	King County School District 405, Bellevue, Washington, General Obligation Bonds, Series 2002:
12,060	5.000%, 12/01/19 – FGIC Insured	12/12 at 100.00	Aaa	12,926,750
12,785	5.000%, 12/01/20 – FGIC Insured	12/12 at 100.00	Aaa	13,703,856
	Pierce County School District 343, Dieringer, Washington, General Obligation Refunding Bonds,
	Series 2003:
2,755	5.250%, 12/01/18 – FGIC Insured	6/13 at 100.00	Aaa	2,998,046
2,990	5.250%, 12/01/19 – FGIC Insured	6/13 at 100.00	Aaa	3,253,778
4,715	Port of Seattle, Washington, Revenue Bonds, Series 2001B, 5.625%, 4/01/17 – FGIC Insured	10/11 at 100.00	Aaa	4,917,226
	(Alternative Minimum Tax)
895	Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18, Series 1999C,	3/10 at 101.00	AAA	935,445
	6.000%, 9/01/29 – MBIA Insured (Alternative Minimum Tax)
1,265	Tacoma, Washington, General Obligation Bonds, Series 2002, 5.000%, 12/01/18 – FGIC Insured	12/12 at 100.00	Aaa	1,355,916
5,000	Washington, General Obligation Bonds, Series 2001C, 5.250%, 1/01/26 – FSA Insured	1/11 at 100.00	AAA	5,219,300

47,465	Total Washington			50,510,118

$ 455,790	Total Long-Term Investments (cost $422,866,854) – 153.7%			444,775,979

	Short-Term Investments – 0.7% (0.4% of Total Investments)
$ 2,000	California Department of Water Resources, Power Supply Revenue Bonds, Variable Rate Demand		VMIG-1	2,000,000
	Obligations, Series 2002C-7, 1.750%, 5/01/22 – FSA Insured (4)

	Total Short-Term Investments (cost $2,000,000)			2,000,000

	Total Investments (cost $424,866,854) – 154.4%			446,775,979

	Floating Rate Obligations – (4.8)%			(14,015,000)

	Other Assets Less Liabilities – 6.0%			17,594,708

	Preferred Shares, at Liquidation Value – (55.6)% (5)			(161,000,000)

	Net Assets Applicable to Common Shares – 100%			$289,355,687

All of the bonds in the Portfolio of Investments, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance,
or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.
The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the
Portfolio of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The AAA ratings shown in the Portfolio of Investments reflect the AAA ratings on certain bonds that may be insured by AMBAC, FGIC, XLCA or MBIA as of January 31, 2008. Subsequent to January 31, 2008, at least one rating agency reduced the rating for AMBAC-insured bonds to AA and XLCA-insured and FGIC-insured bonds experienced further downgrades such that they no longer carry AAA ratings which had the effect of reducing the rating of many (if not all) of the bonds insured by those particular insurers. One or more rating agencies have placed each of these insurers on “negative credit watch”, which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers’ ratings are reduced below AAA by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.
(4)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(5)	Preferred Shares, at Liquidation Value as a percentage of total investments is (36.0)%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No.140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2008, the cost of investments was $410,765,401.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2008, were as follows:

Gross unrealized:
Appreciation	$25,137,930
Depreciation	(3,143,971)

Net unrealized appreciation (depreciation) of investments	$21,993,959

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Premier Insured Municipal Income Fund, Inc.

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         March 31, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         March 31, 2008

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        March 31, 2008

* Print the name and title of each signing officer under his or her signature.